Note 35 - Derivatives - Value of Derivatives held as Fair Value Hedges (Detail) - Derivatives held as Fair Value Hedges [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]
Value of Derivatives held as Fair Value Hedges [line items]
Assets	€ 5,385	€ 5,462
Liabilities	878	906
Nominal amount	118,125	148,559
Fair value changes used for hedge effectiveness	811	(424)
Hedge ineffectiveness	€ (343)	€ 52

[1]	Prior period results have been restated.